LEASE (Schedule of Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (26,688)	$ (19,061)
Weighted average remaining operating lease	6 years 1 month 13 days	6 years 6 months 25 days
Weighted average discount rate operating lease	2.40%	4.10%